Share-based Payment - Fair Value of Share Options and Assumptions (Detail)	Dec. 02, 2025 USD ($) yr $ / shares	Aug. 09, 2025 USD ($) yr $ / shares
Disclosure of terms and conditions of share-based payment arrangement [line items]
Share price | $ / shares	$ 35.36	$ 26.03
Exercise price | $ / shares	$ 35.36	$ 26.03
Bottom of range [member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Fair value at measurement date | $	$ 13.91	$ 11.91
Expected volatility	48.24%	46.20%
Expected option life (years) | yr	3.5	3.5
Expected dividends	1.39%	1.68%
Risk-free interest rate	3.33%	3.45%
Top of range [member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Fair value at measurement date | $	$ 15.02	$ 12.65
Expected volatility	55.12%	52.77%
Expected option life (years) | yr	5.5	5.5
Expected dividends	1.47%	1.79%
Risk-free interest rate	3.42%	3.52%